Insurance (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of liquidity risk of insurance contracts [text block] [Abstract]
Schedule of liabilities covered by insurance
Insurance type	Coverage - R$

Civil liability (D&O)	30,000
Civil, professional and general liability	15,004
Machinery/Automobile	10,553
Fire/lightning/explosion/electrical damage (office)	6,607
Completion guarantee	10,067
Rural multi-risk	181,004
253,235